AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Exchange-Traded Funds**
iShares Core S&P 500 ETF(a)	79,483	$34,242,866
iShares Core S&P Small-Cap ETF(a)	80,227	8,759,986
iShares Core Total USD Bond Market ETF(a)	634,003	33,754,319
iShares ESG Aware MSCI USA ETF	391,177	38,515,287
iShares Fallen Angels USD Bond ETF(a)	162,299	4,886,823
iShares Global Financials ETF(a)	82,197	6,448,355
iShares Global Tech ETF(a)	143,325	8,120,794
iShares GSCI Commodity Dynamic	221,669	7,944,617
iShares MSCI EAFE Growth ETF(a)	167,483	17,831,915
iShares MSCI EAFE Value ETF(a)	387,809	19,720,088
iShares MSCI USA Value Factor ETF(a)	93,649	9,430,454
iShares TIPS Bond ETF	86,410	11,033,693
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	163,742	8,946,863
iShares U.S. Energy ETF	145,172	4,102,561
iShares U.S. Treasury Bond ETF	839,219	22,264,480
iShares, Inc. iShares ESG Aware MSCI EM ETF	200,418	8,305,322

Total Long-Term Investments (cost $212,827,989)		244,308,423
Short-Term Investments — 25.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	66,667	66,667
PGIM Institutional Money Market Fund (cost $63,103,279; includes $63,099,458 of cash collateral for securities on loan)(b)(wa)	63,141,163	63,103,279

Total Short-Term Investments (cost $63,169,946)		63,169,946

TOTAL INVESTMENTS—125.7% (cost $275,997,935)		307,478,369

Liabilities in excess of other assets — (25.7)%		(62,829,392)

Net Assets — 100.0%		$244,648,977

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
GSCI	Goldman Sachs Commodity Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
TIPS	Treasury Inflation-Protected Securities

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,425,271; cash collateral of $63,099,458 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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